Pensions and other post-employment benefits - Summary of Changes in Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs (Details) £ in Millions	Dec. 31, 2024 GBP (£)
Discount rate | 0.25% increase / decrease
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	£ (19)
(Decrease)/increase in annual pension cost	17
Increase/(decrease) in annual post-retirement benefits cost	1
Increase/(decrease) in annual post-retirement benefits cost	(1)
(Decrease)/increase in pension obligation	(309)
(Decrease)/increase in pension obligation	320
(Decrease)/increase in post-retirement benefits obligation	(17)
(Decrease)/increase in post-retirement benefits obligation	18
Discount rate | 0.75% increase / decrease
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	(55)
(Decrease)/increase in annual pension cost	51
Increase/(decrease) in annual post-retirement benefits cost	2
Increase/(decrease) in annual post-retirement benefits cost	(3)
(Decrease)/increase in pension obligation	(883)
(Decrease)/increase in pension obligation	1,012
(Decrease)/increase in post-retirement benefits obligation	(49)
(Decrease)/increase in post-retirement benefits obligation	55
Inflation rate | 0.25% increase / decrease
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	13
(Decrease)/increase in annual pension cost	(12)
(Decrease)/increase in pension obligation	234
(Decrease)/increase in pension obligation	(229)
Inflation rate | 0.75% increase / decrease
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	42
(Decrease)/increase in annual pension cost	(36)
(Decrease)/increase in pension obligation	737
(Decrease)/increase in pension obligation	(646)
Life expectancy | One year increase
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
(Decrease)/increase in annual pension cost	20
Increase/(decrease) in annual post-retirement benefits cost	2
(Decrease)/increase in pension obligation	380
(Decrease)/increase in post-retirement benefits obligation	29
Rate of future healthcare inflation | One percent increase
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Increase/(decrease) in annual post-retirement benefits cost	2
(Decrease)/increase in post-retirement benefits obligation	£ 22